Consolidated Balance Sheets	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets:
Cash and cash equivalents (including cash and cash equivalents of VIEs of RMB52,345,013 and RMB49,749,804 as of December 31, 2013 and 2014, respectively)	$ 27,761,039	172,246,142	759,388,415
Time deposits (including time deposits of VIEs of nil and nil as of December 31, 2013 and 2014, respectively)	68,336,396	424,000,000
Short-term investment (including short-term investment of VIEs of RMB1,500,000 and RMB20,000,000 as of December 31, 2013 and 2014, respectively)	3,223,415	20,000,000	12,500,000
Accounts receivable, net (including accounts receivable, net of VIEs of RMB68,544,138 and RMB65,394,402 as of December 31, 2013 and 2014, respectively)	11,695,536	72,566,125	84,344,499
Amount due from a related party (including amount due from a related party of VIEs of nil and RMB6,366,986 as of December 31, 2013 and 2014, respectively)	1,026,172	6,366,986
Prepaid expenses and other current assets (including prepaid expenses and other current assets of VIEs of RMB11,747,964 and RMB13,029,323 as of December 31, 2013 and 2014, respectively)	4,634,636	28,756,061	14,545,788
Deferred income tax assets (including deferred income tax assets of VIEs of RMB11,902,908 and RMB9,365,253 as of December 31, 2013 and 2014, respectively)	1,729,121	10,728,503	16,421,037
Total current assets	118,406,315	734,663,817	887,199,739
Property and equipment, net (including property and equipment, net of VIEs of RMB8,902,848 and RMB15,436,416 as of December 31, 2013 and 2014, respectively)	2,715,975	16,851,536	9,214,738
Intangible assets, net (including intangible assets, net of VIEs of RMB2,070,778 and RMB15,779,468 as of December 31, 2013 and 2014, respectively)	4,304,987	26,710,724	2,070,778
Goodwill (including goodwill of VIEs of nil and nil as of December 31, 2013 and 2014, respectively)	1,814,135	11,255,985
Equity method investments (including equity method investments of VIEs of nil and RMB17,991,306 as of December 31, 2013 and 2014, respectively)	3,088,125	19,160,580
Investment securities (including investment securities of VIEs of nil and RMB621,270 as of December 31, 2013 and 2014, respectively)	11,785,135	73,122,050
Deferred income tax assets (including deferred income tax assets of VIEs of nil and RMB1,959,905 as of December 31, 2013 and 2014, respectively)	315,879	1,959,905
Other non-current assets (including other non-current assets of VIEs of RMB4,354,820 and RMB6,314,243 as of December 31, 2013 and 2014, respectively)	1,556,320	9,656,340	4,518,314
Total assets	143,986,871	893,380,937	903,003,569
Current liabilities:
Accounts payable (including accounts payable of VIEs of RMB9,291,942 and RMB8,241,139 as of December 31, 2013 and 2014, respectively)	1,713,790	10,633,383	9,354,988
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIEs of RMB44,224,588 and RMB60,283,606 as of December 31, 2013 and 2014, respectively)	14,444,288	89,621,014	50,797,381
Income tax payable (including income tax payable of VIEs of RMB7,860,663 and RMB13,410,026 as of December 31, 2013 and 2014, respectively)	2,590,673	16,074,092	7,860,663
Total current liabilities	18,748,751	116,328,489	68,013,032
Deferred income tax liabilities (including deferred income tax liabilities of VIEs of nil and RMB2,502,636 as of December 31, 2013 and 2014, respectively)	416,883	2,586,593
Non-current liabilities (including non-current liabilities of VIEs of nil and nil as of December 31, 2013 and 2014, respectively)	363,847	2,257,528
Total liabilities	19,529,481	121,172,610	68,013,032
Shareholders' equity:
Treasury shares	(459,694)	(2,852,216)
Additional paid-in capital	174,768,457	1,084,368,371	1,111,259,393
Accumulated other comprehensive income	9,615,035	59,657,446	45,021,487
Accumulated deficit	(59,405,483)	(368,587,259)	(321,423,826)
Total Sungy Mobile Limited shareholders' equity	124,538,739	772,713,064	834,990,537
Noncontrolling interests	(81,349)	(504,737)
Total shareholders' equity	124,457,390	772,208,327	834,990,537
Commitments and contingencies
Total liabilities and shareholders' equity	$ 143,986,871	893,380,937	903,003,569